As Exhibit 4.5 to the Current Report on Form 8-K filed on December 23, 2015 by Discover Funding LLC, Discover Card Master Trust I and the Note Issuance Trust. Second Amended and Restated Indenture Supplement As Exhibit 4.4 to the Current Report on Form 8-K filed on December 23, 2015 by Discover Funding LLC, Discover Card Master Trust I and the Note Issuance Trust. Amended and Restated Indenture Pursuant to the Amended and Restated Indenture dated as of December 22, 2015, as amended, (the "Indenture") by and between Discover Card Execution Note Trust (the "Note Issuance Trust") as Issuer and U.S. Bank National Association as Indenture Trustee (the "Indenture Trustee") and the Second Amended and Restated Indenture Supplement dated as of December 22, 2015, in each case as amended prior to the distribution date noted above, for the DiscoverSeries Notes, by and between the Note Issuance Trust and the Indenture Trustee (the "Indenture Supplement"), the Note Issuance Trust is required to prepare certain information each month regarding current distributions to noteholders. We have set forth below this information regarding the DiscoverSeries Notes and certain other information required under the Securities Exchange Act of 1934, as amended, for the Distribution Date listed above, as well as for the calendar month ended on the date listed above. Capitalized terms used in this report without definition have the meanings given to them in the Indenture or the Indenture Supplement. The Indenture and Indenture Supplement were filed with the Securities and Exchange Commission as follows: Month Ending: August 31, 2017Distribution Date: September 15, 2017 DiscoverSeries Monthly Statement Discover Card Execution Note Trust Exhibit 99.2

CUSIP Number LIBOR Determination Date Interest Payment Date Interest Rate Number of Days in the Interest Accrual Period Amount of interest paid on this Distribution Date Amount of interest paid on this Distribution Date per $1,000 of Outstanding Dollar Principal AmountTranche 1. Interest to be paid on this Distribution Date: Class A (2007-1) 254683AC9 09/15/2017 5.65000% 30 $4,708,333.33 4.708333330 Class A (2008-C) $0.00 0.000000000 Class A (2010-C) $0.00 0.000000000 Class A (2010-D) $0.00 0.000000000 Class A (2010-E) $0.00 0.000000000 Class A (2011-A) $0.00 0.000000000 Class A (2011-B) $0.00 0.000000000 Class A (2012-6) 254683AY1 09/15/2017 1.67000% 30 $1,391,666.67 1.391666670 Class A (2012-A) $0.00 0.000000000 Class A (2013-1) 254683BB0 08/11/2017 09/15/2017 1.52667% 31 $1,051,706.00 1.314632500 Class A (2013-4) 254683BD6 08/11/2017 09/15/2017 1.67667% 31 $794,089.54 1.443799164 Class A (2013-6) 254683BF1 08/11/2017 09/15/2017 1.67667% 31 $794,089.54 1.443799164 Class A (2014-1) 254683BG9 08/11/2017 09/15/2017 1.65667% 31 $1,141,261.56 1.426576950 Class A (2014-4) 254683BK0 09/15/2017 2.12000% 30 $2,120,000.00 1.766666667 Class A (2014-5) 254683BL8 09/15/2017 1.39000% 30 $1,390,000.00 1.158333333 Class A (2015-1) 254683BM6 08/11/2017 09/15/2017 1.57667% 31 $1,289,803.65 1.357688053 Class A (2015-2) 254683BP9 09/15/2017 1.90000% 30 $1,266,666.67 1.583333338 Class A (2015-3) 254683BQ7 09/15/2017 1.45000% 30 $815,625.00 1.208333333 Class A (2015-4) 254683BR5 09/15/2017 2.19000% 30 $1,003,750.00 1.825000000 Class A (2015-A) $0.00 0.000000000 Class A (2016-1) 254683BS3 09/15/2017 1.64000% 30 $1,366,666.67 1.366666670 Class A (2016-2) 254683BT1 08/11/2017 09/15/2017 1.76667% 31 $836,714.54 1.521299164 Class A (2016-3) 254683BU8 09/15/2017 1.85000% 30 $462,500.00 1.541666667 Class A (2016-4) 254683BV6 09/15/2017 1.39000% 30 $1,390,000.00 1.158333333 Class A (2017-1) 254683BW4 08/11/2017 09/15/2017 1.71667% 31 $1,108,682.71 1.478243613 Class A (2017-2) 254683BX2 09/15/2017 2.39000% 30 $1,095,416.67 1.991666673 Class A (2017-3) 254683BY0 08/11/2017 09/15/2017 1.45667% 31 $439,024.15 1.254354714 Class A (2017-4) 254683BZ7 09/15/2017 2.53000% 30 $843,333.33 2.108333325 Class A (2017-5) 254683CA1 08/11/2017 09/15/2017 1.82667% 31 $1,454,993.40 1.572965838 Class A (2017-6) 254683CB9 09/15/2017 1.88000% 31 $2,104,555.56 1.618888892 $28,868,878.99Total Class A Class B (2014-3) $0.00 0.000000000 Class B (2015-1) $0.00 0.000000000 Class B (2015-2) $0.00 0.000000000 Class B (2017-1) $0.00 0.000000000 $0.00Total Class B Class C (2014-3) $0.00 0.000000000 Class C (2015-1) $0.00 0.000000000 Class C (2016-1) $0.00 0.000000000

Class C (2017-1) $0.00 0.000000000 $0.00Total Class C $28,868,878.99Total 2. Principal to be paid on this Distribution Date: Tranche CUSIP Number Scheduled principal payments Shortfall in scheduled principal payments Amount of principal paid on this Distribution Date Amount of principal paid per $1,000 of Stated Principal Amount Total amount of principal paid through this Distribution Date $1,000,000,000.00 $0.00 $1,000,000,000.00254683AC9Class A (2007-1) $1,000.00 1,000,000,000.00 $0.00 $0.00 $0.00Class A (2008-C) $0.00 0.00 $0.00 $0.00 $0.00Class A (2010-C) $0.00 0.00 $0.00 $0.00 $0.00Class A (2010-D) $0.00 0.00 $0.00 $0.00 $0.00Class A (2010-E) $0.00 0.00 $0.00 $0.00 $0.00Class A (2011-A) $0.00 0.00 $0.00 $0.00 $0.00Class A (2011-B) $0.00 0.00 $0.00 $0.00 $0.00254683AY1Class A (2012-6) $0.00 0.00 $0.00 $0.00 $0.00Class A (2012-A) $0.00 0.00 $0.00 $0.00 $0.00254683BB0Class A (2013-1) $0.00 0.00 $0.00 $0.00 $0.00254683BD6Class A (2013-4) $0.00 0.00 $0.00 $0.00 $0.00254683BF1Class A (2013-6) $0.00 0.00 $0.00 $0.00 $0.00254683BG9Class A (2014-1) $0.00 0.00 $0.00 $0.00 $0.00254683BK0Class A (2014-4) $0.00 0.00 $0.00 $0.00 $0.00254683BL8Class A (2014-5) $0.00 0.00 $0.00 $0.00 $0.00254683BM6Class A (2015-1) $0.00 0.00 $0.00 $0.00 $0.00254683BP9Class A (2015-2) $0.00 0.00 $0.00 $0.00 $0.00254683BQ7Class A (2015-3) $0.00 0.00 $0.00 $0.00 $0.00254683BR5Class A (2015-4) $0.00 0.00 $0.00 $0.00 $0.00Class A (2015-A) $0.00 0.00 $0.00 $0.00 $0.00254683BS3Class A (2016-1) $0.00 0.00 $0.00 $0.00 $0.00254683BT1Class A (2016-2) $0.00 0.00 $0.00 $0.00 $0.00254683BU8Class A (2016-3) $0.00 0.00 $0.00 $0.00 $0.00254683BV6Class A (2016-4) $0.00 0.00 $0.00 $0.00 $0.00254683BW4Class A (2017-1) $0.00 0.00 $0.00 $0.00 $0.00254683BX2Class A (2017-2) $0.00 0.00 $0.00 $0.00 $0.00254683BY0Class A (2017-3) $0.00 0.00 $0.00 $0.00 $0.00254683BZ7Class A (2017-4) $0.00 0.00 $0.00 $0.00 $0.00254683CA1Class A (2017-5) $0.00 0.00 $0.00 $0.00 $0.00254683CB9Class A (2017-6) $0.00 0.00 $1,000,000,000.00 $0.00 $1,000,000,000.00Total Class A $1,000,000,000.00 $0.00 $0.00 $0.00Class B (2014-3) $0.00 0.00 $0.00 $0.00 $0.00Class B (2015-1) $0.00 0.00 $0.00 $0.00 $0.00Class B (2015-2) $0.00 0.00 $0.00 $0.00 $0.00Class B (2017-1) $0.00 0.00

Tranche CUSIP Number Scheduled principal payments Shortfall in scheduled principal payments Amount of principal paid on this Distribution Date Amount of principal paid per $1,000 of Stated Principal Amount Total amount of principal paid through this Distribution Date $0.00 $0.00 $0.00Total Class B $0.00 $0.00 $0.00 $0.00Class C (2014-3) $0.00 0.00 $0.00 $0.00 $0.00Class C (2015-1) $0.00 0.00 $0.00 $0.00 $0.00Class C (2016-1) $0.00 0.00 $0.00 $0.00 $0.00Class C (2017-1) $0.00 0.00 $0.00 $0.00 $0.00Total Class C $0.00 $92,896,175.00 $0.00 $92,896,175.00Class D (2009-1) (1) $92,896,175.00 $0.00 $92,896,175.00Total Class D Total $1,092,896,175.00 $0.00 $1,092,896,175.00

3. Principal Amount and Nominal Liquidation Amount: (reflects issuances during August 2017 and principal payments and Nominal Liquidation Amount Deficits after giving effect to all allocations expected to occur on this Distribution Date) Tranche Stated Principal Amount Outstanding Dollar Principal Amount Adjusted Outstanding Dollar Principal Amount Nominal Liquidation Amount Class A (2007-1) $1,000,000,000.00 $0.00 $0.00 $0.00 Class A (2008-C) $0.00 $0.00 $0.00 $0.00 Class A (2010-C) $0.00 $0.00 $0.00 $0.00 Class A (2010-D) $0.00 $0.00 $0.00 $0.00 Class A (2010-E) $0.00 $0.00 $0.00 $0.00 Class A (2011-A) $0.00 $0.00 $0.00 $0.00 Class A (2011-B) $0.00 $0.00 $0.00 $0.00 Class A (2012-6) $1,000,000,000.00 $1,000,000,000.00 $1,000,000,000.00 $1,000,000,000.00 Class A (2012-A) $0.00 $0.00 $0.00 $0.00 Class A (2013-1) $800,000,000.00 $800,000,000.00 $800,000,000.00 $800,000,000.00 Class A (2013-4) $550,000,000.00 $550,000,000.00 $550,000,000.00 $550,000,000.00 Class A (2013-6) $550,000,000.00 $550,000,000.00 $550,000,000.00 $550,000,000.00 Class A (2014-1) $800,000,000.00 $800,000,000.00 $800,000,000.00 $800,000,000.00 Class A (2014-4) $1,200,000,000.00 $1,200,000,000.00 $1,200,000,000.00 $1,200,000,000.00 Class A (2014-5) $1,200,000,000.00 $1,200,000,000.00 $1,200,000,000.00 $1,200,000,000.00 Class A (2015-1) $950,000,000.00 $950,000,000.00 $950,000,000.00 $950,000,000.00 Class A (2015-2) $800,000,000.00 $800,000,000.00 $800,000,000.00 $800,000,000.00 Class A (2015-3) $675,000,000.00 $675,000,000.00 $675,000,000.00 $675,000,000.00 Class A (2015-4) $550,000,000.00 $550,000,000.00 $550,000,000.00 $550,000,000.00 Class A (2015-A) $0.00 $0.00 $0.00 $0.00 Class A (2016-1) $1,000,000,000.00 $1,000,000,000.00 $1,000,000,000.00 $1,000,000,000.00 Class A (2016-2) $550,000,000.00 $550,000,000.00 $550,000,000.00 $550,000,000.00 Class A (2016-3) $300,000,000.00 $300,000,000.00 $300,000,000.00 $300,000,000.00 Class A (2016-4) $1,200,000,000.00 $1,200,000,000.00 $1,200,000,000.00 $1,200,000,000.00 Class A (2017-1) $750,000,000.00 $750,000,000.00 $750,000,000.00 $750,000,000.00 Class A (2017-2) $550,000,000.00 $550,000,000.00 $550,000,000.00 $550,000,000.00 Class A (2017-3) $350,000,000.00 $350,000,000.00 $350,000,000.00 $350,000,000.00 Class A (2017-4) $400,000,000.00 $400,000,000.00 $400,000,000.00 $400,000,000.00 Class A (2017-5) $925,000,000.00 $925,000,000.00 $925,000,000.00 $925,000,000.00 Class A (2017-6) $1,300,000,000.00 $1,300,000,000.00 $1,300,000,000.00 $1,300,000,000.00 Total Class A $16,400,000,000.00 $16,400,000,000.00 $16,400,000,000.00$17,400,000,000.00 Class B (2014-3) $85,000,000.00 $84,870,035.11 $84,870,035.11 $85,000,000.00 Class B (2015-1) $450,000,000.00 $446,935,281.00 $446,935,281.00 $450,000,000.00 Class B (2015-2) $570,000,000.00 $565,119,691.59 $565,119,691.59 $570,000,000.00 Class B (2017-1) $350,000,000.00 $345,549,191.88 $345,549,191.88 $350,000,000.00

Tranche Stated Principal Amount Outstanding Dollar Principal Amount Adjusted Outstanding Dollar Principal Amount Nominal Liquidation Amount Total Class B $1,442,474,199.58 $1,442,474,199.58 $1,455,000,000.00$1,455,000,000.00 Class C (2014-3) $320,000,000.00 $319,189,706.74 $319,189,706.74 $320,000,000.00 Class C (2015-1) $360,000,000.00 $355,517,860.00 $355,517,860.00 $360,000,000.00 Class C (2016-1) $665,000,000.00 $649,275,517.88 $649,275,517.88 $665,000,000.00 Class C (2017-1) $510,000,000.00 $498,476,453.52 $498,476,453.52 $510,000,000.00 Total Class C $1,822,459,538.14 $1,822,459,538.14 $1,855,000,000.00$1,855,000,000.00 Class D (2009-1) $1,830,983,608.00 $1,830,983,608.00 $1,830,983,608.00 $1,830,983,608.00 Total Class D $1,830,983,608.00 $1,830,983,608.00 $1,830,983,608.00$1,830,983,608.00 $21,495,917,345.72 $21,495,917,345.72 $21,540,983,608.00Total $22,540,983,608.00

4. Nominal Liquidation Amount for Tranches of Notes Outstanding: (including all tranches issued as of the end of August 2017, after taking into account all allocations expected to occur on this Distribution Date) Tranche Nominal Liquidation Amount as of the beginning of Due Period Increase due to Accretion of Principal for Discount Notes Increase due to withdrawals of Prefunding Excess Amounts from Principal Funding Subaccount Increase due to reimbursement of Nominal Liquidation Amout Deficits Reductions due to allocation of charged-off receivables Increases and reductions due to reallocation of charged-off receivables Reductions due to reallocation of Series Principal Amounts Nominal Liquidation Amount as of the end of the Due Period Cumulative unreimbursed Nominal Liquidation Amount Deficit Reductions due to deposits into Principal Funding Subaccount Class A (2007-1) $1,000,000,000.00 $0.00 $0.00 $0.00 $0.00 $0.00 $1,000,000,000.00 $0.00 $0.00N/A Class A (2008-C) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00N/A Class A (2010-C) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00N/A Class A (2010-D) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00N/A Class A (2010-E) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00N/A Class A (2011-A) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00N/A Class A (2011-B) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00N/A Class A (2012-6) $1,000,000,000.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $1,000,000,000.00 $0.00N/A Class A (2012-A) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00N/A Class A (2013-1) $800,000,000.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $800,000,000.00 $0.00N/A Class A (2013-4) $550,000,000.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $550,000,000.00 $0.00N/A Class A (2013-6) $550,000,000.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $550,000,000.00 $0.00N/A Class A (2014-1) $800,000,000.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $800,000,000.00 $0.00N/A Class A (2014-4) $1,200,000,000.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $1,200,000,000.00 $0.00N/A Class A (2014-5) $1,200,000,000.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $1,200,000,000.00 $0.00N/A Class A (2015-1) $950,000,000.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $950,000,000.00 $0.00N/A Class A (2015-2) $800,000,000.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $800,000,000.00 $0.00N/A Class A (2015-3) $675,000,000.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $675,000,000.00 $0.00N/A Class A (2015-4) $550,000,000.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $550,000,000.00 $0.00N/A Class A (2015-A) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00N/A Class A (2016-1) $1,000,000,000.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $1,000,000,000.00 $0.00N/A Class A (2016-2) $550,000,000.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $550,000,000.00 $0.00N/A Class A (2016-3) $300,000,000.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $300,000,000.00 $0.00N/A Class A (2016-4) $1,200,000,000.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $1,200,000,000.00 $0.00N/A Class A (2017-1) $750,000,000.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $750,000,000.00 $0.00N/A Class A (2017-2) $550,000,000.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $550,000,000.00 $0.00N/A Class A (2017-3) $350,000,000.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $350,000,000.00 $0.00N/A Class A (2017-4) $400,000,000.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $400,000,000.00 $0.00N/A Class A (2017-5) $925,000,000.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $925,000,000.00 $0.00N/A Class A (2017-6) $1,300,000,000.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $1,300,000,000.00 $0.00N/A $0.00$16,400,000,000.00$1,000,000,000.00$0.00$0.00$0.00$0.00$0.00$17,400,000,000.00Total Class A Class B (2014-3) $85,000,000.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $85,000,000.00 $0.00N/A Class B (2015-1) $450,000,000.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $450,000,000.00 $0.00N/A Class B (2015-2) $570,000,000.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $570,000,000.00 $0.00N/A Class B (2017-1) $350,000,000.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $350,000,000.00 $0.00N/A $0.00$1,455,000,000.00$0.00$0.00$0.00$0.00$0.00$0.00$1,455,000,000.00Total Class B Class C (2014-3) $320,000,000.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $320,000,000.00 $0.00N/A Class C (2015-1) $360,000,000.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $360,000,000.00 $0.00N/A

Tranche Nominal Liquidation Amount as of the beginning of Due Period Increase due to Accretion of Principal for Discount Notes Increase due to withdrawals of Prefunding Excess Amounts from Principal Funding Subaccount Increase due to reimbursement of Nominal Liquidation Amout Deficits Reductions due to allocation of charged-off receivables Increases and reductions due to reallocation of charged-off receivables Reductions due to reallocation of Series Principal Amounts Nominal Liquidation Amount as of the end of the Due Period Cumulative unreimbursed Nominal Liquidation Amount Deficit Reductions due to deposits into Principal Funding Subaccount Class C (2016-1) $665,000,000.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $665,000,000.00 $0.00N/A Class C (2017-1) $510,000,000.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $510,000,000.00 $0.00N/A $0.00$1,855,000,000.00$0.00$0.00$0.00$0.00$0.00$0.00$1,855,000,000.00Total Class C Class D (2009-1) $1,923,879,783.00 $0.00 $0.00 $0.00 $0.00 $0.00 $92,896,175.00 $1,830,983,608.00 $0.00N/A $0.00$1,830,983,608.00$92,896,175.00$0.00$0.00$0.00$0.00$0.00$1,923,879,783.00Total Class D Total $22,633,879,783.00 $0.00 $0.00 $0.00 $0.00 $1,092,896,175.00$0.00 $21,540,983,608.00 $0.00

5. Targeted Deposits to Principal Funding Subaccounts with respect to this Distribution Date: Tranche Beginning Principal Funding Subaccount balance Amount scheduled to be deposited on this Distribution Date Previous shortfalls Shortfalls in targeted deposit to Principal Funding Subaccount with respect to this Distribution Date Actual deposit to Principal Funding Subaccount Amounts withdrawn from Principal Funding Subaccount for payment to Noteholders Prefunding Excess Amounts withdrawn from Principal Funding Subaccount Ending Principal Funding Subaccount balance Income earned on funds on deposit in Principal Funding Subaccount Targeted deposit to Principal Funding Subaccount Class A (2007-1) $0.00 $1,000,000,000.00 $0.00 $0.00 $1,000,000,000.00 $1,000,000,000.00 $0.00 $0.00 $0.00 Class A (2008-C) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2010-C) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2010-D) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2010-E) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2011-A) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2011-B) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2012-6) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2012-A) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2013-1) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2013-4) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2013-6) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2014-1) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2014-4) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2014-5) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2015-1) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2015-2) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2015-3) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2015-4) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2015-A) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2016-1) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2016-2) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2016-3) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2016-4) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2017-1) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2017-2) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2017-3) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2017-4) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2017-5) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2017-6) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $1,000,000,000.00 $0.00 $0.00 $1,000,000,000.00 $0.00 $0.00 $0.00Total Class A $1,000,000,000.00 Class B (2014-3) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class B (2015-1) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class B (2015-2) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class B (2017-1) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00Total Class B $0.00

Tranche Beginning Principal Funding Subaccount balance Amount scheduled to be deposited on this Distribution Date Previous shortfalls Shortfalls in targeted deposit to Principal Funding Subaccount with respect to this Distribution Date Actual deposit to Principal Funding Subaccount Amounts withdrawn from Principal Funding Subaccount for payment to Noteholders Prefunding Excess Amounts withdrawn from Principal Funding Subaccount Ending Principal Funding Subaccount balance Income earned on funds on deposit in Principal Funding Subaccount Targeted deposit to Principal Funding Subaccount Class C (2014-3) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class C (2015-1) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class C (2016-1) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class C (2017-1) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00Total Class C $0.00 Class D (2009-1) $0.00 $92,896,175.00 $0.00 $0.00 $92,896,175.00 $92,896,175.00 $0.00 $0.00 $0.00 $0.00 $92,896,175.00 $0.00 $0.00 $92,896,175.00 $0.00 $0.00 $0.00Total Class D $92,896,175.00 $0.00$0.00$0.00$1,092,896,175.00$1,092,896,175.00$0.00$0.00 $0.00$1,092,896,175.00Total

6. Prefunding with respect to this Distribution Date: Tranche Beginning balance of prefunded deposits Prefunded amount applied to scheduled principal deposits Targeted Prefunding Deposits Prefunding Excess Amounts withdrawn from Principal Funding Subaccount Actual deposit to Principal Funding Subaccount for Prefunding Ending balance of prefunded deposits Class A (2007-1) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2008-C) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2010-C) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2010-D) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2010-E) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2011-A) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2011-B) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2012-6) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2012-A) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2013-1) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2013-4) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2013-6) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2014-1) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2014-4) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2014-5) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2015-1) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2015-2) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2015-3) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2015-4) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2015-A) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2016-1) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2016-2) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2016-3) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2016-4) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2017-1) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2017-2) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2017-3) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2017-4) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2017-5) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2017-6) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00Total Class A $0.00 Class B (2014-3) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class B (2015-1) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class B (2015-2) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class B (2017-1) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00Total Class B $0.00 Total $0.00 $0.00 $0.00 $0.00 $0.00$0.00

7. Targeted Deposits to Interest Funding Subaccounts with respect to this Distribution Date: Tranche Targeted deposit to Interest Funding Subaccount with respect to this Distribution Date Beginning Interest Funding Subaccount balance Interest accrued during monthly interest accrual period Previous shortfalls Shortfalls in targeted deposit to Interest Funding Subaccount with respect to this Distribution Date Actual deposit to Interest Funding Subaccount Amounts withdrawn from Interest Funding Subacccount for payment to Noteholders Ending Interest Funding Subaccount balance Income earned on funds on deposit in Interest Funding Subaccount Total targeted deposit to Interest Funding Subaccount Class A (2007-1) $0.00 $4,708,333.33 $0.00 $4,708,333.33 $0.00 $4,708,333.33 $4,708,333.33 $0.00 $0.00 Class A (2008-C) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2010-C) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2010-D) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2010-E) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2011-A) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2011-B) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2012-6) $0.00 $1,391,666.67 $0.00 $1,391,666.67 $0.00 $1,391,666.67 $1,391,666.67 $0.00 $0.00 Class A (2012-A) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2013-1) $0.00 $1,051,706.00 $0.00 $1,051,706.00 $0.00 $1,051,706.00 $1,051,706.00 $0.00 $0.00 Class A (2013-4) $0.00 $794,089.54 $0.00 $794,089.54 $0.00 $794,089.54 $794,089.54 $0.00 $0.00 Class A (2013-6) $0.00 $794,089.54 $0.00 $794,089.54 $0.00 $794,089.54 $794,089.54 $0.00 $0.00 Class A (2014-1) $0.00 $1,141,261.56 $0.00 $1,141,261.56 $0.00 $1,141,261.56 $1,141,261.56 $0.00 $0.00 Class A (2014-4) $0.00 $2,120,000.00 $0.00 $2,120,000.00 $0.00 $2,120,000.00 $2,120,000.00 $0.00 $0.00 Class A (2014-5) $0.00 $1,390,000.00 $0.00 $1,390,000.00 $0.00 $1,390,000.00 $1,390,000.00 $0.00 $0.00 Class A (2015-1) $0.00 $1,289,803.65 $0.00 $1,289,803.65 $0.00 $1,289,803.65 $1,289,803.65 $0.00 $0.00 Class A (2015-2) $0.00 $1,266,666.67 $0.00 $1,266,666.67 $0.00 $1,266,666.67 $1,266,666.67 $0.00 $0.00 Class A (2015-3) $0.00 $815,625.00 $0.00 $815,625.00 $0.00 $815,625.00 $815,625.00 $0.00 $0.00 Class A (2015-4) $0.00 $1,003,750.00 $0.00 $1,003,750.00 $0.00 $1,003,750.00 $1,003,750.00 $0.00 $0.00 Class A (2015-A) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2016-1) $0.00 $1,366,666.67 $0.00 $1,366,666.67 $0.00 $1,366,666.67 $1,366,666.67 $0.00 $0.00 Class A (2016-2) $0.00 $836,714.54 $0.00 $836,714.54 $0.00 $836,714.54 $836,714.54 $0.00 $0.00 Class A (2016-3) $0.00 $462,500.00 $0.00 $462,500.00 $0.00 $462,500.00 $462,500.00 $0.00 $0.00 Class A (2016-4) $0.00 $1,390,000.00 $0.00 $1,390,000.00 $0.00 $1,390,000.00 $1,390,000.00 $0.00 $0.00 Class A (2017-1) $0.00 $1,108,682.71 $0.00 $1,108,682.71 $0.00 $1,108,682.71 $1,108,682.71 $0.00 $0.00 Class A (2017-2) $0.00 $1,095,416.67 $0.00 $1,095,416.67 $0.00 $1,095,416.67 $1,095,416.67 $0.00 $0.00 Class A (2017-3) $0.00 $439,024.15 $0.00 $439,024.15 $0.00 $439,024.15 $439,024.15 $0.00 $0.00 Class A (2017-4) $0.00 $843,333.33 $0.00 $843,333.33 $0.00 $843,333.33 $843,333.33 $0.00 $0.00 Class A (2017-5) $0.00 $1,454,993.40 $0.00 $1,454,993.40 $0.00 $1,454,993.40 $1,454,993.40 $0.00 $0.00 Class A (2017-6) $0.00 $2,104,555.56 $0.00 $2,104,555.56 $0.00 $2,104,555.56 $2,104,555.56 $0.00 $0.00 Total Class A $0.00 $28,868,878.99 $0.00 $28,868,878.99 $0.00 $0.00 $0.00$28,868,878.99$28,868,878.99 Class B (2014-3) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class B (2015-1) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class B (2015-2) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class B (2017-1) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Total Class B $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00$0.00$0.00 Class C (2014-3) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00

Tranche Targeted deposit to Interest Funding Subaccount with respect to this Distribution Date Beginning Interest Funding Subaccount balance Interest accrued during monthly interest accrual period Previous shortfalls Shortfalls in targeted deposit to Interest Funding Subaccount with respect to this Distribution Date Actual deposit to Interest Funding Subaccount Amounts withdrawn from Interest Funding Subacccount for payment to Noteholders Ending Interest Funding Subaccount balance Income earned on funds on deposit in Interest Funding Subaccount Total targeted deposit to Interest Funding Subaccount Class C (2015-1) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class C (2016-1) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class C (2017-1) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Total Class C $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00$0.00$0.00 Total $0.00 $28,868,878.99 $0.00 $28,868,878.99 $0.00 $0.00 $0.00$28,868,878.99$28,868,878.99

8. Deposits to and withdrawals from Class C Reserve Subaccounts: (2) Tranche Beginning Class C Reserve Subaccount balance Income earned on funds on deposit in Class C Reserve Subaccount Targeted deposit to Class C Reserve Subaccount Actual deposit to Class C Reserve Subaccount Amounts withdrawn from Class C Reserve Subaccount for application to Class C Notes Excess amounts withdrawn from Class C Reserve Subaccount Ending Class C Reserve Subaccount balance Cumulative Shortfall in Class C Reserve Subaccount N/A

9. Deposits to and withdrawals from Accumulation Reserve Subaccounts: Tranche Beginning Accumulation Reserve Subaccount balance Targeted deposit to Accumulation Reserve Subaccount Actual deposit to Accumulation Reserve Subaccount Amounts withdrawn from Accumulation Reserve Subaccount for use as Series Finance Charge Amounts Excess amounts withdrawn from Accumulation Reserve Subaccount Ending Accumulation Reserve Subaccount balance Income earned on funds on deposit in Accumulation Reserve Subaccount Class A (2007-1) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2008-C) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2010-C) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2010-D) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2010-E) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2011-A) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2011-B) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2012-6) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2012-A) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2013-1) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2013-4) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2013-6) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2014-1) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2014-4) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2014-5) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2015-1) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2015-2) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2015-3) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2015-4) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2015-A) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2016-1) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2016-2) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2016-3) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2016-4) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2017-1) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2017-2) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2017-3) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2017-4) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2017-5) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2017-6) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Total Class A $0.00 $0.00 $0.00 $0.00 $0.00$0.00 $0.00 Class B (2014-3) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class B (2015-1) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class B (2015-2) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00

Tranche Beginning Accumulation Reserve Subaccount balance Targeted deposit to Accumulation Reserve Subaccount Actual deposit to Accumulation Reserve Subaccount Amounts withdrawn from Accumulation Reserve Subaccount for use as Series Finance Charge Amounts Excess amounts withdrawn from Accumulation Reserve Subaccount Ending Accumulation Reserve Subaccount balance Income earned on funds on deposit in Accumulation Reserve Subaccount Class B (2017-1) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Total Class B $0.00 $0.00 $0.00 $0.00 $0.00$0.00 $0.00 Class C (2014-3) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class C (2015-1) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class C (2016-1) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class C (2017-1) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Total Class C $0.00 $0.00 $0.00 $0.00 $0.00$0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00$0.00 $0.00Total

10. Class A: Required Subordinated Amount; Available Subordinated Amount; Usage: Tranche Required Subordinated Amount of Class B Notes As of last Distribution Date As of current Distribution Date Available Subordinated Amount of Class B Notes Usage of Class B As of last Distribution Date As of current Distribution Date As of last Distribution Date As of current Distribution Date Class A (2007-1) $69,620,253.20 $0.00 $69,620,253.20 $0.00 $0.00 $0.00 Class A (2008-C) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2010-C) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2010-D) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2010-E) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2011-A) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2011-B) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2012-6) $69,620,253.20 $69,620,253.20 $69,620,253.20 $69,620,253.20 $0.00 $0.00 Class A (2012-A) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2013-1) $55,696,202.56 $55,696,202.56 $55,696,202.56 $55,696,202.56 $0.00 $0.00 Class A (2013-4) $38,291,139.26 $38,291,139.26 $38,291,139.26 $38,291,139.26 $0.00 $0.00 Class A (2013-6) $38,291,139.26 $38,291,139.26 $38,291,139.26 $38,291,139.26 $0.00 $0.00 Class A (2014-1) $55,696,202.56 $55,696,202.56 $55,696,202.56 $55,696,202.56 $0.00 $0.00 Class A (2014-4) $83,544,303.84 $83,544,303.84 $83,544,303.84 $83,544,303.84 $0.00 $0.00 Class A (2014-5) $83,544,303.84 $83,544,303.84 $83,544,303.84 $83,544,303.84 $0.00 $0.00 Class A (2015-1) $66,139,240.54 $66,139,240.54 $66,139,240.54 $66,139,240.54 $0.00 $0.00 Class A (2015-2) $55,696,202.56 $55,696,202.56 $55,696,202.56 $55,696,202.56 $0.00 $0.00 Class A (2015-3) $46,993,670.91 $46,993,670.91 $46,993,670.91 $46,993,670.91 $0.00 $0.00 Class A (2015-4) $38,291,139.26 $38,291,139.26 $38,291,139.26 $38,291,139.26 $0.00 $0.00 Class A (2015-A) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2016-1) $69,620,253.20 $69,620,253.20 $69,620,253.20 $69,620,253.20 $0.00 $0.00 Class A (2016-2) $38,291,139.26 $38,291,139.26 $38,291,139.26 $38,291,139.26 $0.00 $0.00 Class A (2016-3) $20,886,075.96 $20,886,075.96 $20,886,075.96 $20,886,075.96 $0.00 $0.00 Class A (2016-4) $83,544,303.84 $83,544,303.84 $83,544,303.84 $83,544,303.84 $0.00 $0.00 Class A (2017-1) $52,215,189.90 $52,215,189.90 $52,215,189.90 $52,215,189.90 $0.00 $0.00 Class A (2017-2) $38,291,139.26 $38,291,139.26 $38,291,139.26 $38,291,139.26 $0.00 $0.00 Class A (2017-3) $24,367,088.62 $24,367,088.62 $24,367,088.62 $24,367,088.62 $0.00 $0.00 Class A (2017-4) $27,848,101.28 $27,848,101.28 $27,848,101.28 $27,848,101.28 $0.00 $0.00 Class A (2017-5) $64,398,734.21 $64,398,734.21 $64,398,734.21 $64,398,734.21 $0.00 $0.00 Class A (2017-6) $0.00 $90,506,329.16 $0.00 $90,506,329.16 $0.00 $0.00 $1,120,886,076.52 $1,141,772,152.48 $0.00 $0.00Total Class A $1,141,772,152.48$1,120,886,076.52

Tranche As of last Distribution Date Required Subordinated Amount of Class C Notes As of current Distribution Date As of last Distribution Date Available Subordinated Amount of Class C Notes As of current Distribution Date As of last Distribution Date Usage of Class C As of current Distribution Date Class A (2007-1) $88,607,595.00 $0.00 $88,607,595.00 $0.00 $0.00 $0.00 Class A (2008-C) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2010-C) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2010-D) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2010-E) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2011-A) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2011-B) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2012-6) $88,607,595.00 $88,607,595.00 $88,607,595.00 $88,607,595.00 $0.00 $0.00 Class A (2012-A) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2013-1) $70,886,076.00 $70,886,076.00 $70,886,076.00 $70,886,076.00 $0.00 $0.00 Class A (2013-4) $48,734,177.25 $48,734,177.25 $48,734,177.25 $48,734,177.25 $0.00 $0.00 Class A (2013-6) $48,734,177.25 $48,734,177.25 $48,734,177.25 $48,734,177.25 $0.00 $0.00 Class A (2014-1) $70,886,076.00 $70,886,076.00 $70,886,076.00 $70,886,076.00 $0.00 $0.00 Class A (2014-4) $106,329,114.00 $106,329,114.00 $106,329,114.00 $106,329,114.00 $0.00 $0.00 Class A (2014-5) $106,329,114.00 $106,329,114.00 $106,329,114.00 $106,329,114.00 $0.00 $0.00 Class A (2015-1) $84,177,215.25 $84,177,215.25 $84,177,215.25 $84,177,215.25 $0.00 $0.00 Class A (2015-2) $70,886,076.00 $70,886,076.00 $70,886,076.00 $70,886,076.00 $0.00 $0.00 Class A (2015-3) $59,810,126.63 $59,810,126.63 $59,810,126.63 $59,810,126.63 $0.00 $0.00 Class A (2015-4) $48,734,177.25 $48,734,177.25 $48,734,177.25 $48,734,177.25 $0.00 $0.00 Class A (2015-A) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2016-1) $88,607,595.00 $88,607,595.00 $88,607,595.00 $88,607,595.00 $0.00 $0.00 Class A (2016-2) $48,734,177.25 $48,734,177.25 $48,734,177.25 $48,734,177.25 $0.00 $0.00 Class A (2016-3) $26,582,278.50 $26,582,278.50 $26,582,278.50 $26,582,278.50 $0.00 $0.00 Class A (2016-4) $106,329,114.00 $106,329,114.00 $106,329,114.00 $106,329,114.00 $0.00 $0.00 Class A (2017-1) $66,455,696.25 $66,455,696.25 $66,455,696.25 $66,455,696.25 $0.00 $0.00 Class A (2017-2) $48,734,177.25 $48,734,177.25 $48,734,177.25 $48,734,177.25 $0.00 $0.00 Class A (2017-3) $31,012,658.25 $31,012,658.25 $31,012,658.25 $31,012,658.25 $0.00 $0.00 Class A (2017-4) $35,443,038.00 $35,443,038.00 $35,443,038.00 $35,443,038.00 $0.00 $0.00 Class A (2017-5) $81,962,025.38 $81,962,025.38 $81,962,025.38 $81,962,025.38 $0.00 $0.00 Class A (2017-6) $0.00 $115,189,873.50 $0.00 $115,189,873.50 $0.00 $0.00 Total Class A $1,426,582,279.51 $1,453,164,558.01 $1,453,164,558.01$1,426,582,279.51 $0.00 $0.00

Tranche As of last Distribution Date Required Subordinated Amount of Class D Notes As of current Distribution Date As of last Distribution Date Available Subordinated Amount of Class D Notes As of current Distribution Date As of last Distribution Date Usage of Class D As of current Distribution Date Class A (2007-1) $107,594,936.80 $0.00 $107,594,936.80 $0.00 $0.00 $0.00 Class A (2008-C) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2010-C) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2010-D) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2010-E) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2011-A) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2011-B) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2012-6) $107,594,936.80 $107,594,936.80 $107,594,936.80 $107,594,936.80 $0.00 $0.00 Class A (2012-A) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2013-1) $86,075,949.44 $86,075,949.44 $86,075,949.44 $86,075,949.44 $0.00 $0.00 Class A (2013-4) $59,177,215.24 $59,177,215.24 $59,177,215.24 $59,177,215.24 $0.00 $0.00 Class A (2013-6) $59,177,215.24 $59,177,215.24 $59,177,215.24 $59,177,215.24 $0.00 $0.00 Class A (2014-1) $86,075,949.44 $86,075,949.44 $86,075,949.44 $86,075,949.44 $0.00 $0.00 Class A (2014-4) $129,113,924.16 $129,113,924.16 $129,113,924.16 $129,113,924.16 $0.00 $0.00 Class A (2014-5) $129,113,924.16 $129,113,924.16 $129,113,924.16 $129,113,924.16 $0.00 $0.00 Class A (2015-1) $102,215,189.96 $102,215,189.96 $102,215,189.96 $102,215,189.96 $0.00 $0.00 Class A (2015-2) $86,075,949.44 $86,075,949.44 $86,075,949.44 $86,075,949.44 $0.00 $0.00 Class A (2015-3) $72,626,582.34 $72,626,582.34 $72,626,582.34 $72,626,582.34 $0.00 $0.00 Class A (2015-4) $59,177,215.24 $59,177,215.24 $59,177,215.24 $59,177,215.24 $0.00 $0.00 Class A (2015-A) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2016-1) $107,594,936.80 $107,594,936.80 $107,594,936.80 $107,594,936.80 $0.00 $0.00 Class A (2016-2) $59,177,215.24 $59,177,215.24 $59,177,215.24 $59,177,215.24 $0.00 $0.00 Class A (2016-3) $32,278,481.04 $32,278,481.04 $32,278,481.04 $32,278,481.04 $0.00 $0.00 Class A (2016-4) $129,113,924.16 $129,113,924.16 $129,113,924.16 $129,113,924.16 $0.00 $0.00 Class A (2017-1) $80,696,202.60 $80,696,202.60 $80,696,202.60 $80,696,202.60 $0.00 $0.00 Class A (2017-2) $59,177,215.24 $59,177,215.24 $59,177,215.24 $59,177,215.24 $0.00 $0.00 Class A (2017-3) $37,658,227.88 $37,658,227.88 $37,658,227.88 $37,658,227.88 $0.00 $0.00 Class A (2017-4) $43,037,974.72 $43,037,974.72 $43,037,974.72 $43,037,974.72 $0.00 $0.00 Class A (2017-5) $99,525,316.54 $99,525,316.54 $99,525,316.54 $99,525,316.54 $0.00 $0.00 Class A (2017-6) $0.00 $139,873,417.84 $0.00 $139,873,417.84 $0.00 $0.00 Total Class A $1,732,278,482.48 $1,764,556,963.52 $1,732,278,482.48 $1,764,556,963.52 $0.00 $0.00

11. Class B: Required Subordinated Amount; Available Subordinated Amount; Usage: Tranche As of last Distribution Date Required Subordinated Amount of Class C Notes As of current Distribution Date As of last Distribution Date Available Subordinated Amount of Class C Notes As of current Distribution Date As of last Distribution Date Usage of Class C As of current Distribution Date Class B (2014-3) $86,408,629.74$84,956,790.55 $86,408,629.74$84,956,790.55 $0.00$0.00 Class B (2015-1) $457,457,451.58$449,771,244.06 $457,457,451.58$449,771,244.06 $0.00$0.00 Class B (2015-2) $579,446,105.36$569,710,242.48 $579,446,105.36$569,710,242.48 $0.00$0.00 Class B (2017-1) $355,800,240.13$349,822,078.71 $355,800,240.13$349,822,078.71 $0.00$0.00 Total Class B $1,454,260,355.80 $1,479,112,426.81 $1,454,260,355.80 $1,479,112,426.81 $0.00 $0.00 Tranche As of last Distribution Date Required Subordinated Amount of Class D Notes As of current Distribution Date As of last Distribution Date Available Subordinated Amount of Class D Notes As of current Distribution Date As of last Distribution Date Usage of Class D As of current Distribution Date Class B (2014-3) $103,161,817.10 $104,924,764.68 $103,161,817.10 $104,924,764.68 $0.00 $0.00 Class B (2015-1) $546,150,796.35 $555,484,048.34 $546,150,796.35 $555,484,048.34 $0.00 $0.00 Class B (2015-2) $691,791,008.71 $703,613,127.91 $691,791,008.71 $703,613,127.91 $0.00 $0.00 Class B (2017-1) $424,783,952.70 $432,043,148.72 $424,783,952.70 $432,043,148.72 $0.00 $0.00 Total Class B $1,765,887,574.86 $1,796,065,089.65 $1,765,887,574.86 $1,796,065,089.65 $0.00 $0.00

12. Class C: Required Subordinated Amount; Available Subordinated Amount; Usage: Tranche As of last Distribution Date Required Subordinated Amount of Class D Notes As of current Distribution Date As of last Distribution Date Available Subordinated Amount of Class D Notes As of current Distribution Date As of last Distribution Date Usage of Class D As of current Distribution Date Class C (2014-3) $315,857,010.45$311,049,445.60 $0.00 $0.00$315,857,010.45$311,049,445.60 Class C (2015-1) $355,339,136.76$349,930,626.31 $0.00 $0.00$355,339,136.76$349,930,626.31 Class C (2016-1) $656,390,349.84$646,399,629.16 $0.00 $0.00$656,390,349.84$646,399,629.16 Class C (2017-1) $503,397,110.40$495,735,053.93 $0.00 $0.00$503,397,110.40$495,735,053.93 Total Class C $1,830,983,607.45 $0.00 $0.00$1,803,114,755.00$1,830,983,607.45$1,803,114,755.00 13. Excess Spread Triggers: For this Distribution Date For the preceding Distribution Date For the second preceding Distribution Date Three-month average for this Distribution Date $245,019,776.24 $234,585,386.96$225,597,558.55$233,138,826.09 12.98%12.76%13.19% $225,597,558.55$233,138,826.09 12.98%12.76%13.19% $245,019,776.24 12.99% 12.99% Group Excess Spread Percentage Group Excess Spread Excess Spread Percentage Excess Spread Amount (3) (4) (5) (6) $234,585,386.96

14. Weighted Average Coupon Interest Rate: (7) Coupon interest rate (shown as an annualized percentage of total Nominal Liquidation Amount at the beginning of August 2017) Adjusted coupon interest rate (shown as an annualized percentage of total Nominal Liquidation Amount, excluding interest held by wholly-owned subsidiaries of Discover Bank, at the beginning of August 2017) Group coupon interest rate (shown as an annualized percentage of Group Investor Interest at the beginning of August 2017) Adjusted group coupon interest rate (shown as an annualized percentage of Group Investor Interest, excluding interest held by wholly-owned subsidiaries of Discover Bank, at the beginning of August 2017) For this Distribution Date 1.53% 1.99% 1.53% 1.99% 15. Excess Spread Early Redemption Event: No 16. Delinquency Trigger: No 17. Investor Communication Requests: None (x) the sum of (1) Total amount of principal paid through this distribution date with respect to Class D(2009-1) is not shown. (2) Does not apply to any outstanding Class C notes. (3) The Excess Spread Amount means, generally, with respect to the DiscoverSeries notes for any distribution date: the difference, whether positive or negative, between (a) the amount of Finance Charge Amounts allocated to the DiscoverSeries pursuant to the Indenture; (c) an amount equal to income earned on all funds on deposit in the Principal Funding Account (including all subaccounts of such account) (net of investment expenses and losses); and (d) the amount withdrawn from the Accumulation Reserve Subaccount to cover the Accumulation Negative Spread on the Principal Funding Subaccounts, and in each case for the applicable period only. (y) (b) the sum of all interest, swap payments or accreted discount and servicing fees for the DiscoverSeries notes and reimbursement of all charged-off receivables allocated to the DiscoverSeries, any amounts to be treated as Series Finance Charge Amounts and designated to be a part of the Excess Spread Amount pursuant to any Terms Document; (4) The Excess Spread Percentage means, generally, with respect to the DiscoverSeries notes for any distribution date, the Excess Spread Amount, multiplied by twelve and divided by the sum of the Nominal Liquidation Amount of all outstanding DiscoverSeries notes as of the beginning of the related Due Period.

(5) The Group Excess Spread is the sum of the series excess spreads for each series in the group to which the Series2007-CC Collateral Certificate belongs. All series other than the Series 2007-CC Collateral Certificate have been paid in full. Accordingly, the Group Excess Spread equals the Excess Spread Amount for the DiscoverSeries notes. If certain issuances are made after the date of this report, they could cause these amounts to diverge again in future months. With respect to Series 2007-CC, the “series excess spread” will generally mean the Excess Spread Amount for the DiscoverSeries notes. See item 13 and footnote 3. (6) The Group Excess Spread Percentage will generally mean the Group Excess Spread, multiplied by twelve and divided by the sum of the aggregate investor interest in receivables for all series in the group as of the beginning of the related Due Period. There are currently no series in the group other than the Series 2007-CC Collateral Certificate; therefore, the Group Excess Spread Percentage equals the (7) Coupon interest is the sum of the monthly interest deposited into the DiscoverSeries interest funding subaccounts and relating to the current interest accrual period. The Group coupon interest is the sum of such monthly interest deposited into the series interest funding accounts for all series in the group to which the Series2007-CC Collateral Certificate belongs. There are currently no series in the group other than the Series 2007-CC Collateral Certificate; therefore, the group rates are the same as the DiscoverSeries rates. DiscoverSeries Excess Spread Percentage.